COMMITMENTS AND CONTINGENCIES (Notes)	3 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Environmental Matters and Pipeline Safety - The operation of pipelines, plants and other facilities for the gathering, processing, transportation and storage of natural gas, NGLs, condensate and other products is subject to numerous and complex laws and regulations pertaining to health, safety and the environment. As an owner and/or operator of these facilities, ONEOK Partners must comply with United States laws and regulations at the federal, state and local levels that relate to air and water quality, hazardous and solid waste management and disposal, and other environmental matters. The cost of planning, designing, constructing and operating pipelines, plants and other facilities must incorporate compliance with environmental laws and regulations and safety standards. Failure to comply with these laws and regulations may trigger a variety of administrative, civil and potentially criminal enforcement measures, including citizen suits, which can include the assessment of monetary penalties, the imposition of remedial requirements and the issuance of injunctions or restrictions on operation. Management believes that, based on currently known information, compliance with these laws and regulations will not have a material adverse effect on our or ONEOK Partners’ results of operations, financial condition or cash flows.

Legal Proceedings - Gas Index Pricing Litigation - On March 30, 2017, the United States District Court for the District of Nevada (the Court) entered an order granting summary judgment in favor of our affiliate ONEOK Energy Services Company, L.P. (OESC), the lone defendant in the previously reported Sinclair case. The Court determined that the plaintiff’s claim is barred by a release obtained in a prior lawsuit against us and OESC. Upon entry of a final judgment, Sinclair Oil Corporation may pursue an appeal of this determination to the Ninth Circuit Court of Appeals.

We expect that future charges, if any, from the ultimate resolution of the Sinclair case will not be material to our results of operations, financial position or cash flows and are expected to be paid with cash on hand.

ONEOK Partners Class Action Litigation - On March 28, 2017, and April 7, 2017, two putative class action lawsuits captioned Juergen Krueger, Individually And On Behalf Of All Others Similarly Situated v. ONEOK Partners, L.P., et al (the First Complaint) and Max Federman, On Behalf of Himself and All Others Similarly Situated v. ONEOK Partners, L.P., et al (the Second Complaint, together with the First Complaint, the Complaints) were filed in the United States District Court for the Northern District of Oklahoma against ONEOK Partners and each of the members of the ONEOK Partners GP board of directors as defendants.  The Complaints allege that the defendants violated Sections 14(a) and 20(a) of the Securities Exchange Act of 1934, as amended, and Rule 14a-9 promulgated thereunder, by causing a materially incomplete and misleading preliminary proxy statement to be filed with the SEC on March 7, 2017.  Both Complaints seek various forms of relief, including injunctive relief and an award of attorneys’ fees and expenses.  Each of the defendants believes the claims asserted in the Complaints are without merit and intends to vigorously defend against this lawsuit. At this time, however, it is not possible to predict the outcome of the proceedings or their impact on us, ONEOK Partners or the Merger Transaction.

Other Legal Proceedings - We and ONEOK Partners are party to various other litigation matters and claims that have arisen in the normal course of our operations. While the results of these various other litigation matters and claims cannot be predicted with certainty, we believe the reasonably possible losses from such matters, individually and in the aggregate, are not material. Additionally, we believe the probable final outcome of such matters will not have a material adverse effect on our consolidated results of operations, financial position or cash flows.